Transamerica Variable Annuity Series	Transamerica PrincipiumSM III
Transamerica AxiomSM II	Transamerica Variable Annuity I-Share
Transamerica InspireSM Variable Annuity	Transamerica AxiomSM Variable Annuity
Transamerica Variable Annuity O-Share	Transamerica B-Share Variable Annuity
Transamerica AxiomSM III Variable Annuity	Transamerica I-Share II Variable Annuity
Transamerica PrincipiumSM IV Variable Annuity	Transamerica LandmarkSM Variable Annuity
Transamerica FreedomSM Variable Annuity	Transamerica ExtraSM Variable Annuity
Transamerica LibertySM Variable Annuity

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA B

Supplement dated November 16, 2020

to the

Prospectus dated May 1, 2020

This Supplement updates certain information in the above referenced prospectuses (the ‘‘Prospectuses’’). You should read this Supplement in conjunction with the applicable Prospectus and retain it for future reference. Except as indicated in this Supplement, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectuses. We will send you another copy of the applicable Prospectus or any supplement without charge upon request. Please contact our Administrative Office referenced in the Prospectus.

Subject to shareholder approval, effective December 1, 2020, based on changes to the underlying portfolio, the following name and subadvisor change will occur:

EXISTING SUBACCOUNT NAME	NEW SUBACCOUNT NAME	EXISTING ADVISOR/SUBADVISOR	NEW ADVISOR/SUBADVISOR
TA Barrow Hanley Dividend Focused	TA Aegon Sustainable Equity Income	Barrow, Hanley, Mewhinney, & Strauss, LLC	Aegon Asset Management UK

The subadvisor change will not result in any change in the investment objective, policies, or fees of the applicable Subaccount.

Effective December 1, 2020, based on changes to the underlying portfolio, the following name and subadvisor change will occur:

EXISTING SUBACCOUNT NAME	NEW SUBACCOUNT NAME	EXISTING ADVISOR/SUBADVISOR	NEW ADVISOR/SUBADVISOR
TA Levin Large Cap Value	TA Rothschild & Co Large Cap Value	Levin Capital Strategies, L.P.	Rothschild & Co Asset Management US Inc

The subadvisor change will not result in any change in the investment objective, policies, or fees of the applicable Subaccount.

This Supplement must be accompanied or preceded by the current Prospectus.

Please read this Supplement carefully and retain it for future reference.